Investment Strategy	Mar. 31, 2026
Mercer US Small/Mid Cap Equity Fund | Mercer US Small/Mid Cap Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests principally in equity securities (such as common stock) issued by small-to-medium capitalization U.S. companies. The Fund employs a “core equity” investment strategy that seeks to meet the Fund’s investment objective by investing in both growth- and value-oriented equity securities. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in the equity securities of small-to-medium capitalization U.S. companies. (If the Fund changes this investment policy, the Fund will notify shareholders at least 60 days in advance of the change.) For purposes of the 80% test, equity securities include securities such as common stock, preferred stock, and other securities that are not debt securities, cash or cash equivalents. For purposes of this investment policy, the Fund considers “small to medium capitalization U.S. companies” to be U.S. companies with market capitalizations between $25 million and the largest company included in the Russell 2500® Index (as of June 30, 2026, $23.9 billion). The Fund may invest in derivative instruments, such as exchange-listed equity futures contracts, to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

In addition, certain subadvisers may employ a quantitative investment process in seeking to achieve the Fund’s investment objective.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the 80% test, equity securities include securities such as common stock, preferred stock, and other securities that are not debt securities, cash or cash equivalents. For purposes of this investment policy, the Fund considers “small to medium capitalization U.S. companies” to be U.S. companies with market capitalizations between $25 million and the largest company included in the Russell 2500® Index (as of June 30, 2026, $23.9 billion).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in the equity securities of small-to-medium capitalization U.S. companies. (If the Fund changes this investment policy, the Fund will notify shareholders at least 60 days in advance of the change.)
Mercer Non-US Core Equity Fund | Mercer Non-US Core Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests principally in equity securities (such as common stock) issued by non-U.S. companies of any capitalization, located in the world’s developed and emerging capital markets. The Fund employs a “core equity” investment strategy that seeks to meet the Fund’s investment objective by investing in both growth- and value-oriented equity securities. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in the equity securities of non-U.S. companies. (If the Fund changes this investment policy, the Fund will notify shareholders at least 60 days in advance of the change.) For purposes of the 80% test, equity securities include securities such as common stock, preferred stock, and other securities that are not debt securities, cash or cash equivalents.

Certain subadvisers may employ a quantitative investment process in seeking to achieve the Fund’s investment objective, which may lead to higher than expected portfolio turnover for the Fund.

Securities of non-U.S. companies generally include all securities included in the Fund’s benchmark index. In addition, securities of non-U.S. companies may include: (a) securities of companies that are organized under the laws of, or maintain their principal places of business in, countries other than the United States; (b) securities for which the principal trading market is in a country other than the United States; (c) securities issued or guaranteed by the government of a country other than the United States, such government’s agencies or instrumentalities, or the central bank of such country; (d) securities denominated in the currency issued by a country other than the United States; (e) securities of companies that derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in countries other than the United States or have at least 50% of their assets in countries other than the United States; (f) equity securities of companies in countries other than the United States, in the form of depositary receipts; or (g) securities issued by pooled investment vehicles that invest primarily in securities or derivative instruments that derive their value from securities of non-U.S. companies. The Fund may invest in derivative instruments, such as forward contracts and exchange-listed equity futures contracts, to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs or to increase or decrease currency exposure. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the 80% test, equity securities include securities such as common stock, preferred stock, and other securities that are not debt securities, cash or cash equivalents.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in the equity securities of non-U.S. companies. (If the Fund changes this investment policy, the Fund will notify shareholders at least 60 days in advance of the change.)
Mercer Emerging Markets Equity Fund | Mercer Emerging Markets Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings, in equity securities (such as dividend-paying securities, common stock and preferred stock) of companies that are located in emerging markets, and other investments that are tied economically to emerging markets but that may be listed or traded outside the issuer’s domicile country, which may include American, European and Global Depositary Receipts and other depositary receipts (“Depositary Receipts”). (If the Fund changes this investment policy, the Fund will notify shareholders at least 60 days in advance of the change.) The Fund invests in large, medium and small capitalization companies. For purposes of the 80% test, equity securities include securities such as common stock, preferred stock, and other securities that are not debt securities, cash or cash equivalents. The Fund’s portfolio securities are denominated primarily in foreign currencies and are typically held outside the U.S.

Stock index futures and various types of swaps may be used to implement the country selection component of the Fund’s investment strategy. Currency forwards may be used to make stock-selection and country allocation decisions independently of the underlying currency. The Fund may invest in derivative instruments, such as exchange-listed equity futures contracts, swaps and currency forwards to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Certain subadvisers may employ a systematic and quantitative investment process in seeking to achieve the Fund’s investment objective, which may lead to higher than expected portfolio turnover for the Fund.

Emerging market countries include all countries represented by the MSCI Emerging Markets Index. In determining if a security is economically tied to an emerging market country the Fund generally looks to the country of incorporation of the issuer as listed on Bloomberg, a widely recognized provider of market information. The Fund’s subadvisers may determine a security is economically tied to an emerging market country based on other factors, such as an issuer’s country of domicile, where the majority of an issuer’s revenues are generated or where an issuer’s primary exchange is located. As a result, a security may be economically tied to more than one country. With respect to derivative instruments, the Fund generally considers such instruments to be economically tied to emerging market countries if the underlying assets of the derivatives are (i) foreign currencies (or baskets or indices of such currencies); (ii) instruments or securities that are issued by foreign governments or by an issuer economically tied to an emerging market country as described above; or (iii) for certain money market instruments, if either the issuer or the guarantor of such money market instrument is economically tied to an emerging market country as described above.

In addition, the Fund may invest its assets in equity securities of companies that are located in “frontier markets” countries and other investments that are tied economically to “frontier markets” countries. “Frontier markets” is often used to describe the markets of smaller, less accessible, but still investable, countries of the developing world. “Frontier market” countries include all countries represented by the MSCI Frontier Markets Index. The securities of frontier market companies tend to be smaller in total market capitalization.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the 80% test, equity securities include securities such as common stock, preferred stock, and other securities that are not debt securities, cash or cash equivalents. The Fund’s portfolio securities are denominated primarily in foreign currencies and are typically held outside the U.S.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings, in equity securities (such as dividend-paying securities, common stock and preferred stock) of companies that are located in emerging markets, and other investments that are tied economically to emerging markets but that may be listed or traded outside the issuer’s domicile country, which may include American, European and Global Depositary Receipts and other depositary receipts (“Depositary Receipts”). (If the Fund changes this investment policy, the Fund will notify shareholders at least 60 days in advance of the change.)
Mercer Core Fixed Income Fund | Mercer Core Fixed Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests principally in investment grade fixed income securities, including government securities, corporate bonds and securitized bonds such as mortgage and asset-backed securities. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in fixed income securities. (If the Fund changes this investment policy, the Fund will notify shareholders at least 60 days in advance of the change.) The Fund defines “core” as a strategy of investing primarily in high-quality, investment-grade, U.S. dollar-denominated securities like government bonds, corporate debt, and securitized products. The Fund also may invest in non-investment grade bonds (sometimes called high yield or junk bonds), non-U.S. dollar denominated bonds, bonds issued by issuers located in emerging capital markets. The Fund may also invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended. The Fund may invest in derivative instruments, such as options, futures, and swap agreements. The Fund may engage in transactions in derivatives for a variety of purposes, including changing the investment characteristics of its portfolio, enhancing total returns, or as a substitute for taking a position in the underlying asset. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment. Generally, the Fund is managed to maintain a duration within 20% of the duration of the Bloomberg U.S. Aggregate Bond Index (as of June 30, 2026, the duration of the Index was 5.88 years). Duration is a measure of the sensitivity of the price of a debt security (or a portfolio of debt securities) to changes in interest rates. The prices of debt securities with shorter durations generally will be less affected by changes in interest rates than the prices of debt securities with longer durations.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund defines “core” as a strategy of investing primarily in high-quality, investment-grade, U.S. dollar-denominated securities like government bonds, corporate debt, and securitized products.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in fixed income securities. (If the Fund changes this investment policy, the Fund will notify shareholders at least 60 days in advance of the change.)
Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in fixed income securities. If the Fund changes this investment policy, the Fund will notify shareholders at least 60 days in advance of the change. In seeking to achieve the Fund’s investment objective of total return, the Fund invests primarily in fixed income securities of U.S. and non-U.S. issuers, including those in emerging and frontier markets. The Fund invests in various strategic and tactical global bond market opportunities without limitations in geography (developed and emerging markets), issuer type (government/public sector and corporate/private sector), quality (investment grade, below investment grade or unrated), and currency denomination (U.S. Dollar and foreign currencies). Fixed income securities in which the Fund will invest include all varieties of fixed-rate and floating-rate securities (including but not limited to those issued by central and local governments, government agency and affiliated institutions, corporate bonds, mortgage- and other asset-backed securities, and convertible securities). The Fund may invest in bank loans and loan participations and senior and subordinated debt securities. The Fund may invest a significant portion of its assets in any combination of non-investment grade bonds (sometimes called “high yield” or “junk bonds”), bonds issued by issuers in emerging capital markets. A lesser portion of the Fund’s assets may be invested in securities in default or otherwise illiquid investments. The Fund may also invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended. The Fund may invest in derivatives such as futures (including, among others, currency futures and interest rate futures), swaps (currency, interest rate, credit default, and total return), forwards, options (including, among others, exchange-traded and over-the-counter currency options), and credit-linked notes. The Fund may engage in transactions in derivatives for a variety of purposes, including hedging, risk management, efficient portfolio management, enhancing total returns, or as a substitute for taking a position in the underlying asset. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in fixed income securities. If the Fund changes this investment policy, the Fund will notify shareholders at least 60 days in advance of the change.
Mercer Short Duration Fixed Income Fund | Mercer Short Duration Fixed Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

In seeking to achieve the Fund’s investment objective of total return, the Fund invests in fixed income securities of U.S. and foreign issuers. The Fund invests primarily in U.S. dollar-denominated, investment grade bonds, including government securities, corporate bonds, and securitized bonds such as mortgage- and asset-backed securities, among others. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in fixed income securities. (If the Fund changes this investment policy, the Fund will notify shareholders at least 60 days in advance of the change.) The Fund also may invest a significant portion of its assets in any combination of non-investment grade debt instruments (sometimes called “high yield” or “junk bonds”), floating rate senior loans, non-U.S. dollar denominated bonds, and bonds issued by issuers in emerging capital markets, while limiting its investment in non-investment grade bonds to not more than 20% of its net assets. The Fund may also invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended. The Fund may invest in derivative instruments, such as options, futures, and swap agreements. The Fund may engage in transactions in derivatives for a variety of purposes, including changing the investment characteristics of its portfolio, enhancing total returns, or as a substitute for taking a position in the underlying asset. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment. The Fund’s duration will typically fall between one and three years. Duration is a measure of the sensitivity of the price of a debt security (or a portfolio of debt securities) to changes in interest rates. The prices of debt securities with shorter durations generally will be less affected by changes in interest rates than the prices of debt securities with longer durations. For example, a 1% rise in interest rates will generally result in a 1% fall in value for every year of duration. Conversely, a 1% decline in interest rates will generally result in a 1% increase in the value of a debt security’s market price.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in fixed income securities. (If the Fund changes this investment policy, the Fund will notify shareholders at least 60 days in advance of the change.)